Commitments and Contingencies (Future Aggregate Minimum Lease Payments under Noncancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
2012	$ 1,624
2013	1,592
2014	1,397
2015	680
2016	0
Thereafter	0
Total minimum payments	$ 5,293